LONG-TERM DEBT - Narrative (Details) $ in Thousands										12 Months Ended
	Dec. 31, 2021 CAD ($) bank	Dec. 31, 2021 USD ($)	Dec. 11, 2021 CAD ($)	Dec. 11, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Feb. 19, 2021 CAD ($)	Jan. 18, 2021 CAD ($)	Dec. 07, 2020 CAD ($)	Dec. 31, 2021 CAD ($) bank	Dec. 31, 2020 CAD ($)	Jun. 30, 2022	Dec. 31, 2021 USD ($) bank	Dec. 30, 2021 CAD ($)	Dec. 30, 2021 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Jun. 07, 2021 CAD ($)	Jun. 07, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jan. 19, 2021 CAD ($)	Jan. 19, 2021 USD ($)	Dec. 17, 2020 CAD ($)	Dec. 17, 2020 USD ($)	May 26, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt										$ 50,732,000	$ 55,985,000
Loss on repurchases of long-term debt										24,920,000	2,328,000
Repayment of long-term debt										640,419,000	569,015,000
Amortization of debenture transaction costs										2,716,000	2,054,000
Interest paid										$ 102,493,000	59,511,000
Bottom of range
Disclosure of detailed information about borrowings [line items]
Redemption, prior notice period										30 days
Top of range
Disclosure of detailed information about borrowings [line items]
Redemption, prior notice period										60 days
Debentures
Disclosure of detailed information about borrowings [line items]
Amortization of debenture transaction costs										$ 2,716,000	2,054,000
Debentures | Event of change in control and rating lowered
Disclosure of detailed information about borrowings [line items]
Redemption price, percent of outstanding principal										101.00%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 700,000,000									$ 700,000,000
Number of banks | bank	3									3			3
Borrowings term										3 years
Letter of credit, undrawn portion fee										1.20%
Ratio of funded debt to annualized EBITDA	3.5									3.5			3.5
Increase to ratio of funded debt to annualized EBITDA	0.5									0.5			0.5
Minimum assets under management on rolling 30-day average	$ 85,000,000,000									$ 85,000,000,000
Acquisition consideration threshold, within any four quarters	$ 200,000,000									$ 200,000,000
Ratio of funded debt to annualized EBITDA, next two quarters	4.0									4.0			4.0
Revolving credit facility | Change in funded debt to annualized EBITDA ratio covenant
Disclosure of detailed information about borrowings [line items]
Ratio of funded debt to annualized EBITDA												3.0
Ratio of funded debt to annualized EBITDA, next two quarters												3.5
Revolving credit facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.20%									0.20%			0.20%
Revolving credit facility | Bankers Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.20%									1.20%			1.20%
Revolving credit facility | Federal Funds Effective Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.20%									1.20%			1.20%
Revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.20%									1.20%			1.20%
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt								$ 200,000,000
Average price repurchased								101.903
Loss on repurchases of long-term debt								3,805,000
Gain on termination of interest rate swap								$ 1,865,000
Debenture principal amount	$ 200,000,000									$ 200,000,000
Interest rate	2.775%									2.775%			2.775%
Interest paid										$ 0	5,409,000
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt							$ 325,000,000
Average price repurchased							107.002
Loss on repurchases of long-term debt							$ 22,755,000
Debenture principal amount	$ 325,000,000									$ 325,000,000
Interest rate	3.52%									3.52%			3.52%
Interest paid										$ 1,486,000	11,440,000
2024 Debentures
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt										48,567,000
Average price repurchased										104.458
Loss on repurchases of long-term debt										2,165,000
Debenture principal amount	$ 301,000,000									$ 301,000,000
Interest rate	3.215%									3.215%			3.215%
Interest paid										$ 10,106,000	11,384,000
2024 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount										0.445%
2020 Debentures
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt											55,985,000
Average price repurchased											100.693
Loss on repurchases of long-term debt											388,000
Repayment of long-term debt									$ 394,015,000
Debenture principal amount	$ 450,000,000									$ 450,000,000
Interest rate	2.645%									2.645%			2.645%
Interest paid										$ 0	10,305,000
2051 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount													$ 900,000					$ 1,087,245,000	$ 900,000
Interest rate	4.10%									4.10%			4.10%					4.10%	4.10%
Redemption, percentage of notional amount redeemed										100.00%
Interest paid										$ 26,129,000	0
2051 Notes | Treasury Rate
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount										0.30%
2030 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount													$ 960,000								$ 331,147,000	$ 260,000	$ 891,175,000	$ 700,000
Interest rate	3.20%									3.20%			3.20%								3.20%	3.20%
Redemption, percentage of notional amount redeemed										100.00%
Interest paid										$ 38,096,000	1,115,000
2030 Notes | Event of change affecting Canadian withholding taxes
Disclosure of detailed information about borrowings [line items]
Redemption price, percent of outstanding principal										100.00%
2030 Notes | Treasury Rate
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount										0.35%
2025 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000,000									$ 450,000,000															$ 450,000,000
Interest rate	3.759%									3.759%			3.759%
Interest paid										$ 16,916,000	10,098,000
2025 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount										0.84%
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 250,000,000									$ 250,000,000
Interest rate	3.904%									3.904%			3.904%
Interest paid										$ 9,760,000	$ 9,760,000
2027 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount										0.445%
Fiduciary Network, LLC | Regent
Disclosure of detailed information about borrowings [line items]
Debenture principal amount														$ 146,986,000	$ 116,200
Borrowings, quarterly interest amount													$ 1,258
Fiduciary Network, LLC | Brightworth
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt			$ 67,766,000	$ 53,502	$ 16,514,000	$ 13,435
Debenture principal amount					$ 82,279,000															$ 66,937
Interest paid			$ 947,000	$ 737
Fiduciary Network, LLC | Radnor
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 6,462,000	$ 5,108
Debenture principal amount																$ 6,445,000	$ 5,108
Interest paid	$ 43,000	$ 34